Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings
Schedule of information relating to federal funds purchased and repurchase agreements
(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2014
Federal funds purchased	0.45%	0.38%	$404	$0	$0
Short-term repurchase agreements	0.12	0.10	19,819	22,849	17,970
Total			$20,223	$22,849	$17,970
2013
Federal funds purchased	0.40%	0.41%	$635	$13,503	$13,503
Short-term repurchase agreements	0.13	0.11	19,913	25,007	17,581
Total			$20,548	$38,510	$31,084

Schedule of other borrowings
(in thousands)			2014		2013
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2015	$8,000	0.30%	$0	na %
		2016	8,000	0.67%	3,000	0.64%
		2017	5,000	1.07%	3,000	0.91%
		2018	20,000	2.00%	18,000	2.00%
		2019-20	2,000	1.97%	0	na %
Total Bank			$43,000		$24,000

Subordinated notes	The Company	2034	$25,774	2.94%	$25,774	2.94%
		2035	23,712	2.07%	23,712	2.07%
Total Company			$49,486		$49,486